Share Capital (Narrative) (Details)		1 Months Ended		12 Months Ended
	Jun. 03, 2019 $ / shares shares	Jun. 28, 2019 USD ($) shares	May 24, 2019 USD ($)	Dec. 31, 2020 USD ($) Share Year shares	Dec. 31, 2019 USD ($) Share shares	Dec. 31, 2018 Share USD ($)	Jun. 27, 2007 shares
Disclosure Of Classes Of Share Capital Line Items
Maximum proceeds authorized under prospectus			$ 265,000,000
Number of shares issued | shares		682,813,838
Proceeds from common share		$ 265,000,000
Expense and fees related to Rights Offering		$ 11,953,000
Payment of land purchase options					$ 46,000
Share-based compensation				$ 1,842,000	1,558,000
Expense from share-based payment transactions				1,842,000	1,558,000
Share capital				$ 527,908,000	$ 526,884,000
Number of share options granted | Share				25,000	362,500
Fair value of options				$ 57,000	$ 1,042,000
Number of outstanding share options not yet vested and exercisable | Share				69,900
Remaining life of outstanding share options				2 years 7 days
Number of shares authorised for bonus shares | shares				364,000
Glencore [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of shares issued | shares		430,521,941
Percentage of shares owned		71.60%
Commitment fee		$ 7,690,000
Repayment of convertible debt		59,881,000
Repayment of non-convertible debt		190,436,000
Settlement of offering subscription amount from debt		$ 243,435,000
Rights Offering [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of shares issued | shares	2.119069
Price per share | $ / shares	$ 0.3881
Rights Offering [Member] | Glencore [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of shares issued | shares		196,726,042
Exercise of Share Options [Member]
Disclosure Of Classes Of Share Capital Line Items
Proceeds from exercise of options					$ 274,000
Number of shares issued | shares					40,017
Land Purchase Options [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of shares issued | shares					7,875
Payment of land purchase options					$ 46,000
Omnibus Plan [Member]
Disclosure Of Classes Of Share Capital Line Items
Options pursuant to an exemption | shares							250,000
Share-based compensation				2,193,000	2,055,000
Expense from share-based payment transactions				1,842,000	1,558,000
Share-based compensation capitalized to mineral property, plant and equipment				351,000	497,000
Capital reserve				1,203,000	1,986,000
Share capital				150,000	84,000
Additional paid-in capital				840,000	15,000
Exercise of options and warrants and vesting of restricted share units transferred from equity reserves to share capital.				874,000	1,013,000
Share Options [Member]
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation				$ 159,000	1,171,000
Share Options [Member] | Bottom of range [Member]
Disclosure Of Classes Of Share Capital Line Items
Remaining life of outstanding share options				25 days
Share Options [Member] | Top of range [Member]
Disclosure Of Classes Of Share Capital Line Items
Remaining life of outstanding share options				9 years 5 months 26 days
Restricted Share Unit (RSU) [Member]
Disclosure Of Classes Of Share Capital Line Items
Share-based compensation				$ 1,884,000	$ 800,000
Number of other equity instruments outstanding | Share				1,151,035	464,886	334,791
Number of other equity instruments exercised or vested in share-based payment arrangement | Share				60,196
Number of share units expected to be settled in cash | shares				418,187
Number of other equity instruments granted in share-based payment arrangement | Share				918,252	172,587
Weighted average fair value at measurement date, other equity instruments granted				$ 2,389,000	$ 1,355,000
Number of restricted shares settled | shares					9,550
Number of restricted shares settled upon vesting in restricted shares unit | shares				153,304	64,451
Number of share units settled upon vesting options | shares				68,675	30,936
Proceeds cash from vesting options				$ 204,000	$ 232,000
Restricted Share Unit (RSU) [Member] | Construction Finance [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share				86,557
Restricted Share Unit (RSU) [Member] | Production [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share				45,261
Restricted Share Unit (RSU) [Member] | January 2021 [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share				152,312
Restricted Share Unit (RSU) [Member] | January 2022 [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share				800,459
Restricted Share Unit (RSU) [Member] | Other [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding | Share				6,250
Unrestricted Shares [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of shares issued | shares				57,481	10,292
Share-based compensation				$ 150,000	$ 84,000
Warrant [Member]
Disclosure Of Classes Of Share Capital Line Items
Number of other equity instruments outstanding				3,137,918	3,137,918	2,718,971
Number of other equity instruments granted in share-based payment arrangement				0	645,800
Weighted average fair value at measurement date, other equity instruments granted				$ 0	$ 2.42
Warrant [Member] | Bottom of range [Member]
Disclosure Of Classes Of Share Capital Line Items
Expiry period of outstanding share purchase warrants | Year				0.80
Warrant [Member] | Top of range [Member]
Disclosure Of Classes Of Share Capital Line Items
Expiry period of outstanding share purchase warrants | Year				3.25